Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Compensation expense	$ 2,389	$ 694
Research and development expense	1,303	621
Professional services	241
Property and equipment	125
Other	115
Total accrued expenses	$ 4,173	$ 1,315